Net Loss Per Unit - Basic and diluted loss per unit (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (23,432,428)	$ (7,914,338)	$ (47,576,985)	$ (29,170,736)	$ (35,532,791)	$ (15,279,488)
Dividend	(573,562)	(529,770)	(1,675,090)	(1,541,762)	(2,082,277)	(1,927,830)
Earnings available for common units (basic)	(24,005,990)	(8,444,108)	(49,252,075)	(30,712,498)	(37,615,068)	(17,207,318)
Earnings available for common units (diluted)	$ (24,005,990)	$ (8,444,108)	$ (49,252,075)	$ (30,712,498)	$ (37,615,068)	$ (17,207,318)
Denominator:
Weighted average number of units, basic (in shares)	318,340,442	64,319,210	318,340,442	64,024,061	188,579,085	67,134,921
Weighted average number of units, diluted (in shares)	318,340,442	64,319,210	318,340,442	64,024,061	188,579,085	67,134,921
Basic earnings per unit (in dollars per share)	$ (0.08)	$ (0.13)	$ (0.15)	$ (0.48)	$ (0.2)	$ (0.26)
Diluted earnings per unit (in dollars per share)	$ (0.08)	$ (0.13)	$ (0.15)	$ (0.48)	$ (0.2)	$ (0.26)